Segment Reporting - Narrative (Details) - segment		3 Months Ended	12 Months Ended			36 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Segment Reporting [Abstract]
Number of contracts or customers accounted for more than 10% of the Company's total revenues at the consolidated or reportable segment level		No single contract or customer accounted for more than 10% of the Company’s total revenues at the consolidated or reportable segment level during the periods presented.	No single contract or customer accounted for more than 10% of the Company’s total revenues at the consolidated or reportable segment level during the periods presented
Number of operating segments	6	6	6			6
Number of reportable segments		6	6	6	6	6